Form 5500 (Details) - Catalyst Bank 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Reportable Transaction [Line Items]
Plan name	CATALYST BANK 401(K) PLAN
Plan number	001
Employer Identification Number	72-0307750
Plan Assets and Liabilities:
Total plan assets	$ 9,647,115	$ 8,252,265
Net plan assets	9,647,115	$ 8,252,265
Income, Expenses, and Transfers for this Plan Year:
Employers contribution received or receivable	134,546
Participants contribution received or receivable	302,191
Others (including rollovers) contribution received or receivable	58,960
Other income	1,176,397
Total income	1,672,094
Benefits paid (including direct rollovers)	238,630
Administrative service providers (salaries, fees, and commissions)	28,346
Other expenses	10,268
Total expenses	277,244
Net income (loss)	1,394,850
Specific Assets and Compliance
Participant loans	43,029
Fidelity bond coverage	5,000,000
Employer common stock
Specific Assets and Compliance
Employer securities	$ 145,755